Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Schedule of property, plant and equipment
	Average annual depreciation rates (%)	Cost	Accumulated depreciation	Net balance December 31, 2023
Furniture and fixtures	10	800	(512)	288
Leasehold improvements	10	1,609	(1,262)	347
Data processing equipment	20	22,500	(11,341)	11,159
Right of use – leases	20 to 30	5,129	(2,595)	2,534
Machinery and equipment	10	93	(8)	85
Total		30,131	(15,718)	14,413

	Average annual depreciation rates (%)	Cost	Accumulated depreciation	Net balance December 31, 2022
Furniture and fixtures	10	724	(358)	366
Leasehold improvements	10	1,607	(1,100)	507
Data processing equipment	20	26,541	(12,548)	13,993
Right of use – leases	20 to 30	5,313	(709)	4,604
Machinery and equipment	10	374	(294)	80
Other fixed assets	10 to 20	158	(118)	40
Total		34,717	(15,127)	19,590

Schedule of changes in property, plant and equipment
	Average annual depreciation rates %	December 31, 2022	Additions	Disposals	Hyperinflation adjustment	Transfers	Exchange variations	December 31, 2023
Furniture and fixtures		724	62	(79)	-	93	-	800
Leasehold improvements		1,607	2	-	-	-	-	1,609
Data processing equipment		26,541	2,940	(6,636)	18	(108)	(255)	22,500
Right of use – leases		5,313	-	(184)	-	-	-	5,129
Machinery and equipment		374	-	(272)	-	(9)	-	93
Other fixed assets		158	-	(306)	-	148	-	-
Cost		34,717	3,004	(7,477)	18	124	(255)	30,131
Furniture and fixtures	10	(358)	(98)	29	-	(85)	-	(512)
Leasehold improvements	10	(1,100)	(163)	1	-	-	-	(1,262)
Data processing equipment	20	(12,548)	(4,902)	5,945	(677)	11	830	(11,341)
Right of use – leases	20 to 30	(709)	(2,007)	121	-	-	-	(2,595)
Machinery and equipment	10	(294)	(8)	237	-	57	-	(8)
Other fixed assets	10 to 20	(118)	-	225	-	(107)	-	-
(-) Accumulated depreciation		(15,127)	(7,178)	6,558	(677)	(124)	830	(15,718)
Total		19,590	(4,174)	(919)	(659)	-	575	14,413

	Average annual depreciation rates %	December 31, 2021	Additions	Additions due to acquisitions	Disposals	Hyperinflation adjustment	Exchange variations	December 31, 2022
Furniture and fixtures		1,169	-	384	(783)	(23)	(23)	724
Leasehold improvements		2,177	-	759	(1,328)	-	(1)	1,607
Data processing equipment		19,091	7,175	1,161	(863)	197	(220)	26,541
Right of use – leases		6,943	7,139	-	(8,769)	-	-	5,313
Machinery and equipment		408	23	-	(57)	-	-	374
Other fixed assets		332	2	5	(113)	(35)	(33)	158
Cost		30,120	14,339	2,309	(11,913)	139	(277)	34,717
Furniture and fixtures	10	(597)	(148)	-	363	12	12	(358)
Leasehold improvements	10	(1,086)	(251)	-	237	-	-	(1,100)
Data processing equipment	20	(9,061)	(4,590)	-	1,067	(163)	199	(12,548)
Right of use – leases	20 to 30	(3,097)	(2,432)	-	4,820	-	-	(709)
Machinery and equipment	10	(330)	(19)	-	55	-	-	(294)
Other fixed assets	10 to 20	(217)	(28)	-	95	17	15	(118)
(-) Accumulated depreciation		(14,388)	(7,468)	-	6,637	(134)	226	(15,127)
Total		15,732	6,871	2,309	(5,276)	5	(51)	19,590